November 7, 2007

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-4644

Subject:                 Nationwide Life Insurance Company
Registration of Flexible Premium Deferred Variable Annuity
on Form N-4 Offered through
Nationwide Variable Account – II

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide Variable Account – II (the “Variable Account”) we are filing an original registration statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) for the purpose of registering a Flexible Premium Deferred Variable Annuity to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account is attached to this correspondence.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.  Financial statements and exhibits not filed herein will be filed by subsequent amendment.

There are unique aspects to this product that may not have been previously reviewed by the staff.  We will be filing exemptive relief in relation to these aspects of the product.

Additionally, Nationwide acknowledges all of the following:

•	that the Separate Account is responsible for the adequacy and accuracy of the disclosure in the this filing;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Separate Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

The United States Securities
     and Exchange Commission
November 7, 2007

Should you have any questions, please contact me at (614) 677-8683.

Sincerely,

/s/ KEITH W. HINZE
Keith W. Hinze
Assistant General Counsel
Nationwide Life Insurance Company

Attachment

cc:           Ms. Rebecca Marquigny